CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Internet	$ 1,131.4	$ 1,114.3	$ 1,079.3
Television	903.6	974.4	996.7
Mobile telephony	658.5	600.7	534.4
Wireline telephony	338.4	341.1	368.6
Equipment sales	408.9	269.8	233.5
Other	181.7	175.8	164.0
Revenues	3,622.5	3,476.1	3,376.5
Employee costs	403.8	398.6	385.2
Purchase of goods and services	1,354.3	1,274.7	1,276.9
Depreciation and amortization	743.8	685.6	691.3
Financial expenses	208.5	200.0	189.2
Loss on valuation and translation of financial instruments	1.2	0.6	0.7
Restructuring of operations and other items	29.4	20.2	17.2
Income before income taxes	881.5	896.4	816.0
Income taxes (recovery):
Current	188.5	94.9	145.4
Deferred	(0.6)	84.2	20.8
Income taxes	187.9	179.1	166.2
Income from continuing operations	693.6	717.3	649.8
Income from discontinued operations	34.8	115.9	3.9
Net income	728.4	833.2	653.7
Income from continuing operations attributable to
Shareholder	693.5	717.2	649.8
Non-controlling interests	0.1	0.1
Net income attributable to
Shareholder	728.3	833.1	$ 653.7
Non-controlling interests	$ 0.1	$ 0.1